Summary of Executive Restricted Share Units Plan (Detail) - Executive Restricted Share Units [Member]	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance | shares	92,492	46,740
Granted | shares	107,270	61,930
Redeemed | shares	(36,408)	(15,570)
Forfeited | shares	(34,924)	(608)
Ending balance | shares	128,430	92,492
Weighted Average Fair Value, Beginning balance | $ / shares	$ 85.48	$ 96.9
Weighted Average Fair Value, Granted | $ / shares	80.35	79.84
Weighted Average Fair Value, Redeemed | $ / shares	87.03	96.9
Weighted Average Fair Value, Forfeited | $ / shares	82.26	96.9
Weighted Average Fair Value, Ending balance | $ / shares	$ 81.63	$ 85.48